Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Schedule of basic and diluted earnings per share

	2025	2024	2023
Result attributable to owners of the Company (€ in thousands)	(42,184)	(27,763)	(28,119)
Weighted average number of shares outstanding	105,334,357	86,086,486	81,011,438
Basic (and diluted) earnings per share (€ per share)	€(0.40)	€(0.32)	€(0.35)